Derivative Instruments And Hedging Activities	12 Months Ended
Dec. 31, 2011
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments And Hedging Activities
Derivative Instruments and Hedging Activities
The Company is exposed to interest rate risk associated with fluctuations in the interest rates on its floating-rate debt. In order to manage the risk associated with changes in interest rates on borrowings under the Term Loan, the Company has entered into interest rate derivative agreements to hedge a portion of the cash flows associated with the Term Loan.
The Company’s objectives in using interest rate derivatives are to add stability to interest expense and to manage its exposure to interest rate fluctuations. To accomplish these objectives, the Company uses interest rate caps and swaps as part of its interest rate risk management strategy. Interest rate caps involve the receipt of floating-rate amounts from a counterparty if interest rates rise above the strike rate on the contract in exchange for an up-front premium. Interest rate swaps involve the receipt of floating-rate amounts from a counterparty in exchange for the Company making fixed-rate payments over the life of the agreements without exchange of the underlying notional amount.
Interest Rate Cap Agreements
In April 2010, the Company entered into four interest rate cap agreements with a combined $1,100.0 million notional amount. Under these agreements, the Company made premium payments totaling $5.9 million to the counterparties in exchange for the right to receive payments from them of the amount, if any, by which three-month LIBOR exceeds 3.5% during the agreement period. The cap agreements are effective from January 14, 2011 through January 14, 2013.
During 2011, the Company entered into four interest rate cap agreements with a combined $500.0 million notional amount. Under these agreements, the Company made premium payments totaling $3.7 million to the counterparties in exchange for the right to receive payments from them of the amount, if any, by which three-month LIBOR exceeds 3.5% during the agreement period. The cap agreements are effective from January 14, 2013 through January 14, 2015.
These cap agreements have not been designated as cash flow hedges of interest rate risk for GAAP accounting purposes. Instead, the interest rate cap agreements are recorded at fair value on the Company’s consolidated balance sheet each period, with changes in fair value recorded directly to interest expense, net in the Company’s consolidated statements of operations.
Interest Rate Swap Agreements
On January 14, 2011, the Company's two existing interest rate swap agreements terminated. The interest rate swaps hedged a portion of the cash flows associated with the Term Loan. On October 24, 2007, the Company entered into the first swap agreement with a notional amount of $1,500.0 million, and later amended this swap agreement effective July 14, 2009. On November 27, 2007, the Company entered into the second interest rate swap agreement with a notional amount of $700.0 million, which was reduced to $500.0 million as of January 14, 2010.
For the Company’s interest rate swaps designated as cash flow hedges of interest rate risk for GAAP accounting purposes, the effective portion of the changes in fair value of the swaps was initially recorded as a component of accumulated other comprehensive loss on the Company’s consolidated balance sheets and subsequently reclassified into interest expense, net on the Company’s consolidated statements of operations in the period that the hedged forecasted transaction affects earnings. The ineffective portion of the change in fair value of the swaps was recognized directly in interest expense, net. For the Company’s interest rate swap not designated as a cash flow hedge of interest rate risk, changes in fair value of the swap were recorded directly to interest expense, net in the Company’s consolidated statements of operations.
Both of the Company’s interest rate swaps were initially designated as cash flow hedges. However, as a result of the amendment to the $1,500.0 million interest rate swap agreement, the Company prospectively discontinued the hedge accounting on the original interest rate swap agreement. Simultaneously, the Company designated the amended interest rate swap agreement as a cash flow hedge. On December 17, 2010, the Company discontinued the hedge accounting on the amended $1,500.0 million interest rate swap agreement as a result of an amendment to the Term Loan. The Company continued to report the net loss related to the discontinued cash flow hedges in accumulated other comprehensive loss, which was reclassified into earnings on a straight-line basis through January 14, 2011.
The amount of the loss reclassified into earnings during the years ended December 31, 2011, 2010 and 2009 was $2.1 million, $38.2 million and $25.6 million, respectively.
The Company utilized the hypothetical derivative method to measure hedge ineffectiveness each period for interest rate swaps designated as cash flow hedges and recorded any ineffectiveness directly in interest expense, net. The Company did not recognize any gains or losses due to hedge ineffectiveness during the year ended December 31, 2011. The Company recognized a net non-cash gain of $62.2 million and a net non-cash loss of $0.7 million due to hedge ineffectiveness during the years ended December 31, 2010 and 2009, respectively.
The fair values of the interest rate cap and swap agreements are estimated as described in Note 9 and reflected as assets or liabilities in the balance sheet. At December 31, 2011 and 2010, the fair value carrying amount of the Company’s interest rate derivatives was recorded as follows:

(in millions)	Balance Sheet Location	Derivative Assets		Derivative Liabilities
		December 31,		December 31,
		2011	2010	2011	2010
Derivatives not designated as hedging instruments
Interest rate cap agreements	Fair value of interest rate cap agreements	$0.7	$1.2	$—	$—
Interest rate swap agreements	Fair value of interest rate swap agreements	$—	$—	$—	$2.1

Derivatives designated as hedging instruments
Interest rate swap agreements	Fair value of interest rate swap agreements	$—	$—	$—	$0.7

The effect of derivative instruments on the consolidated statements of operations for the years ended December 31, 2011, 2010 and 2009 was as follows:

Derivatives not designated as hedging instruments
(in millions)	Amount of Loss Recognized in Interest Expense, net
	2011		2010		2009
Interest rate cap agreements	$(4.2)		$(4.7)		$—
Total	$(4.2)		$(4.7)		$—

Derivatives designated as hedging instruments

(in millions)	Amount of Loss Recognized in Other Comprehensive Income (Loss) (Effective Portion)
	2011		2010		2009
Interest rate swap agreements	$—		$(35.7)	(2)	$(21.6)
Total	$—		$(35.7)		$(21.6)

	Amount of Loss Reclassified from Accumulated Other Comprehensive Loss into Interest Expense, net (Effective Portion)
	2011		2010		2009
Interest rate swap agreements	$(2.8)	(1)	$(77.3)	(3)	$(74.5)
Total	$(2.8)		$(77.3)		$(74.5)

	Amount of Gain (Loss) Recognized in Interest Expense, net (Ineffective Portion)
	2011		2010		2009
Interest rate swap agreements	$—		$25.8	(4)	$(28.7)
Total	$—		$25.8		$(28.7)

(1)
The Company reclassified realized losses of $2.8 million from accumulated other comprehensive loss to net income, or $1.9 million net of tax as reflected on the Company's consolidated statement of shareholders' (deficit) equity.

(2)
The Company recorded changes in unrealized losses of $35.7 million in accumulated other comprehensive loss. A net amount of $32.1 million was reflected in the consolidated statement of shareholders’ (deficit) equity, primarily due to a deferred tax adjustment of $3.8 million applied to a portion of this amount.

(3)
The Company reclassified realized losses of $77.3 million from accumulated other comprehensive loss to net loss, or $47.3 million net of tax as reflected in the consolidated statement of shareholders’ (deficit) equity.

(4)
The Company recorded a net, non-cash gain of $25.8 million in earnings, primarily comprised of the $62.2 million gain representing the cumulative change in the fair value of the amended swap, partially offset by the $38.2 million of loss reclassified to earnings related to the discontinued and de-designated swaps.

There was no balance remaining in accumulated other comprehensive loss related to the Company's interest rate swap agreements as of December 31, 2011. The Company had no derivative instruments with credit-risk-related contingent features that were in a liability position as of December 31, 2011.